Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 19, 2018	Jun. 30, 2017
Document Information [Line Items]
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MAA
Amendment Flag	false
Entity Registrant Name	MID AMERICA APARTMENT COMMUNITIES INC.,
Entity Central Index Key	0000912595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Entity Common Stock, Shares Outstanding		113,688,972
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 8,307,075,788
Limited Partner [Member]
Document Information [Line Items]
Entity Registrant Name	MID-AMERICA APARTMENTS, L.P.
Entity Central Index Key	0001581776
Entity Filer Category	Non-accelerated Filer